Other income	6 Months Ended
Jun. 30, 2022
Other income [abstract]
Other income
14

Other income
Other income
1
1 January to 30 June
in EUR million 2022 2021
Share of result associates and joint ventures 35 23
Impairment of associates and joint ventures -153 -3
Net result derecognition of financial assets measured

at amortised cost

-3 -3
Net monetary gain or loss -250
Other
70 166
-300 184
1 2021 presentation has been updated to improve consistency and comparability
In 2022, Other income includes EUR - 250

million net monetary loss reflecting the IAS 29 hyperinflation impact in
Turkey

related to the indexation of Turkey’s

statement of financial position (EUR -
239

million) and statement of
profit and loss (EUR - 11

million). Furthermore, other IAS 29 impacts (EUR -
5

million) are reported but not
reflected in the net monetary loss. Reference is made to

paragraph 1.6 ‘Other developments' for further
explanation.
Furthermore, Other income includes EUR - 150

million impairment on TTB as the recoverable amount, as
determined by a Value in Use calculation, was below the carrying amount at

31 March 2022. Reference is made
to note 5 ‘Investment in associated and joint ventures’

for further explanation.
In 2021, Other income other includes the recognition of a EUR 72 million better than expected recovery of the
insolvency of a financial institution in the Netherlands, proceeds of the agreement with Raiffeisenbank due to the withdraw from the retail banking market

in the Czech Republic and the positive recovery of defaulted receivables
of EUR 16

million.